Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets, Current and Long-term (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid sales, general and administrative expenses	$ 18,004	$ 11,661
Prepaid SaaS implementation costs	16,318	15,369
Fixed income investments	10,785	0
Contract costs	4,160	2,749
Media content	3,335	0
Other	8,118	5,044
Prepaid expenses and other assets	$ 60,720	$ 34,823